Expense Example, No Redemption - Pioneer High Yield Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 557
Expense Example, No Redemption, 3 Years	798
Expense Example, No Redemption, 5 Years	1,058
Expense Example, No Redemption, 10 Years	1,801
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,190
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	276
Expense Example, No Redemption, 5 Years	480
Expense Example, No Redemption, 10 Years	1,071
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,802
Class K
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	$ 966